Subsequent Events (Details) - USD ($)			12 Months Ended
	Jan. 28, 2025	Oct. 31, 2024	Dec. 31, 2024	Jan. 14, 2025	Dec. 31, 2023
Subsequent Events [Line Items]
Maximum commitment amount		$ 15,000,000
Royalty net sales percentage			6.00%
Common stock valued			$ 20,870		$ 5,340
Aggregate units (in Shares)			1,512,500
Subsequent Event [Member]
Subsequent Events [Line Items]
Consideration purchase price	$ 8,000,000
Cash consideration	500,000
Common stock valued	7,500,000
Aggregate units (in Shares)				263,250
Sold of preferred stock (in Shares)				263,250
Deducting transaction fees and other estimated expenses				$ 1,053,000
Subsequent Event [Member] | Biologics Licensing Authorization [Member]
Subsequent Events [Line Items]
Elimination of payment	3,500,000
Subsequent Event [Member] | Ayala [Member]
Subsequent Events [Line Items]
Elimination of total	$ 16,500,000
Royalty net sales percentage	10.00%
Subsequent Event [Member] | Penn License [Member]
Subsequent Events [Line Items]
Royalty net sales percentage	1.50%
Common Stock [Member]
Subsequent Events [Line Items]
Common stock, percentage		3.00%
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Warrants to purchase (in Shares)				263,250